RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2026	Mar. 31, 2025
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees		$ 38,266	$ 41,938
Directors and Officers
Statement [Line Items]
Stock options issued	200,000	300,000
Share-based compensation expense		$ 132,342	263,523
Chief Financial Officer
Statement [Line Items]
Company incurred fees		$ 159,244	$ 66,857